Equity Investments in Digital Assets at Fair Value through Profit and Loss (“FVTPL”) - Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss (Details)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss [Line Items]
Amount of equity investments in digital assets current	$ 41,282,835	$ 75,411,950
Amount of equity investments in digital assets long term	19,294,087	56,570,100
Amount of equity investments in digital assets	60,576,922	131,982,050
Fund A [Member]
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss [Line Items]
Amount of equity investments in digital assets current	15,249,558	25,114,654
Amount of equity investments in digital assets long term	8,043,747	25,114,734
Amount of equity investments in digital assets	23,293,305	50,229,388
Fund B [Member]
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss [Line Items]
Amount of equity investments in digital assets current	26,033,277	75,411,950
Amount of equity investments in digital assets long term	11,250,340	56,570,100
Amount of equity investments in digital assets	$ 37,283,617	$ 131,982,050
Solana [Member] | Fund A [Member]
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss [Line Items]
Quantity of equity investments in digital assets current	198,271.1758	192,949.9577
Amount of equity investments in digital assets current	$ 12,441,214	$ 19,860,832
Quantity of equity investments in digital assets long term	127,378.8747	220,396.5353
Amount of equity investments in digital assets long term	$ 7,992,831	$ 22,685,979
Quantity of equity investments in digital assets	325,650.0506	413,346.493
Amount of equity investments in digital assets	$ 20,434,045	$ 42,546,811
Solana [Member] | Fund B [Member]
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss [Line Items]
Quantity of equity investments in digital assets current	406,960.7	470,185.9
Amount of equity investments in digital assets current	$ 26,033,277	$ 50,297,296
Quantity of equity investments in digital assets long term	175,869	294,049
Amount of equity investments in digital assets long term	$ 11,250,340	$ 31,455,366
Quantity of equity investments in digital assets	582,829.7	764,234.9
Amount of equity investments in digital assets	$ 37,283,617	$ 81,752,662
Avalanche (AVAX) [Member] | Fund A [Member]
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss [Line Items]
Quantity of equity investments in digital assets current	493,987.8417	503,720.0812
Amount of equity investments in digital assets current	$ 2,808,344	$ 5,253,822
Quantity of equity investments in digital assets long term	8,956.2077	232,861.4009
Amount of equity investments in digital assets long term	$ 50,916	$ 2,428,755
Quantity of equity investments in digital assets	502,944.0494	736,581.4821
Amount of equity investments in digital assets	$ 2,859,260	$ 7,682,577